Long-Term Debt - Weighted-Average Interest Rates (Table) (Details)	Jun. 30, 2014	Jun. 30, 2013
Three Months Ended
Weighted average interest rates on the executed loans	2.43%	2.38%
Six Months Ended
Weighted average interest rates on the executed loans	2.44%	2.43%